Business Segments and Related Information (Tables)	12 Months Ended
Dec. 31, 2023
Business Segments and Related Information [Abstract]
Segment Results of Operations [text block table]
Segmental results of operations
The following tables present the results of the Group’s business segments, including the reconciliation to the consolidated results of operations under IFRS.
	2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	7,716	9,160	9,575	2,383	2,321	31,155
Provision for credit losses	266	431	783	(1)	26	1,505
Noninterest expenses
Compensation and benefits	1,537	2,524	2,806	891	3,372	11,131
General and administrative expenses	2,934	4,136	4,742	934	(2,634)	10,112
Impairment of goodwill and other intangible assets	0	233	0	0	0	233
Restructuring activities	(4)	(3)	228	0	(1)	220
Total noninterest expenses	4,466	6,890	7,777	1,825	738	21,695
Noncontrolling interests	0	3	0	163	(166)	0
Profit (loss) before tax	2,984	1,836	1,015	396	1,724	7,955

Assets (in € bn)[2]	264	658	331	10	54	1,317
Loans (gross of allowance for loan losses, in € bn)	117	101	261	0	6	485
Additions to non-current assets	13	89	90	73	1,853	2,118
Deposits (in € bn)	289	18	308	0	10	625
Average allocated shareholders' equity	13,306	27,593	14,477	5,318	2,456	63,149

Risk-weighted assets (in € bn)	69	140	86	15	40	350
of which: operational risk RWA (in € bn)	6	22	8	3	19	57
Leverage exposure (in € bn)	307	546	339	10	39	1,240
Employees (full-time equivalent)	25,520	19,979	38,451	4,962	1,218	90,130

Post-tax return on average shareholders’ equity[3]	15.2%	3.8%	4.1%	4.9%	N/M	9.1%
Post-tax return on average tangible shareholders’ equity[3]	16.6%	4.0%	4.5%	11.3%	N/M	10.2%
Cost/income ratio[4]	57.9%	75.2%	81.2%	76.6%	N/M	69.6%

[1] includes:
Net interest income	5,113	3,013	6,160	(124)	1,960	16,122
Net income (loss) from equity method investments	(6)	(70)	(5)	42	2	(38)
[2] includes:
Equity method investments	91	413	84	420	5	1,013

N/M – Not meaningful
[3] The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 19% for the year ended December 31, 2023; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[4] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
	2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	6,337	10,016	9,153	2,608	(1,051)	27,063
Provision for credit losses	335	319	583	(2)	(9)	1,226
Noninterest expenses
Compensation and benefits	1,422	2,376	2,785	899	3,231	10,712
General and administrative expenses	2,786	4,075	4,176	883	(2,192)	9,728
Impairment of goodwill and other intangible assets	0	0	0	68	0	68
Restructuring activities	(19)	15	(113)	0	(2)	(118)
Total noninterest expenses	4,188	6,466	6,848	1,850	1,037	20,390
Noncontrolling interests	0	15	0	174	(190)	0
Profit (loss) before tax	1,814	3,217	1,722	584	(1,890)	5,447

Assets (in € bn)[2]	258	677	333	10	67	1,344
Loans (gross of allowance for loan losses, in € bn)	122	103	265	0	6	496
Additions to non-current assets	3	4	177	41	2,267	2,494
Deposits (in € bn)	289	16	317	0	7	629
Average allocated shareholders' equity	12,015	26,036	13,557	5,395	3,105	60,109

Risk-weighted assets (in € bn)	74	139	88	13	46	360
of which: operational risk RWA (in € bn)	5	23	8	3	19	58
Leverage exposure (in € bn)	321	530	344	9	36	1,240
Employees (full-time equivalent)	22,161	18,420	37,716	4,778	1,856	84,930

Post-tax return on average shareholders’ equity[3]	10.0%	8.0%	8.3%	7.4%	N/M	8.2%
Post-tax return on average tangible shareholders’ equity[3]	10.9%	8.4%	9.0%	17.1%	N/M	9.1%
Cost/income ratio[4]	66.1%	64.6%	74.8%	71.0%	N/M	75.3%

[1] includes:
Net interest income	3,628	3,467	5,223	(65)	1,730	13,983
Net income (loss) from equity method investments	4	50	27	66	6	152
[2] includes:
Equity method investments	90	501	99	415	20	1,124

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[3] The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (2) % for the year ended December 31, 2022; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2022; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[4] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
	2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	5,153	9,631	8,233	2,708	(186)	25,538
Provision for credit losses	(3)	104	446	5	(36)	515
Noninterest expenses
Compensation and benefits	1,447	2,197	2,808	822	3,145	10,418
General and administrative expenses	3,053	3,843	4,939	846	(1,862)	10,821
Impairment of goodwill and other intangible assets	5	0	0	0	0	5
Restructuring activities	42	47	173	2	(2)	261
Total noninterest expenses	4,547	6,087	7,920	1,670	1,281	21,505
Noncontrolling interests	0	(17)	0	223	(206)	0
Profit (loss) before tax	609	3,458	(133)	809	(1,225)	3,518

Assets (in € bn)[2]	246	616	310	10	142	1,325
Loans (gross of allowance for loan losses, in € bn)	122	93	254	0	7	477
Additions to non-current assets	17	6	149	32	1,733	1,939
Deposits (in € bn)	270	13	313	0	8	604
Average allocated shareholders' equity	11,101	25,281	13,041	5,128	1,987	56,537

Risk-weighted assets (in € bn)	65	141	85	14	46	352
of which: operational risk RWA (in € bn)	6	25	8	3	20	62
Leverage exposure (fully loaded, in € bn)[3]	300	530	321	11	62	1,125
Employees (full-time equivalent)	20,560	16,927	37,458	4,514	3,510	82,969

Post-tax return on average shareholders’ equity[4]	3.2%	9.0%	(1.5)%	11.0%	N/M	3.6%
Post-tax return on average tangible shareholders’ equity[4]	3.5%	9.4%	(1.7)%	25.8%	N/M	4.0%
Cost/income ratio[5]	88.2%	63.2%	96.2%	61.7%	N/M	84.2%

[1] includes:
Net interest income	2,605	3,332	4,601	(5)	584	11,117
Net income (loss) from equity method investments	3	(34)	40	81	9	98
[2] includes:
Equity method investments	72	462	180	349	29	1,091

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year

Segment Results of Operations, Corporate Bank [text block table]	Corporate Bank 2023 increase (decrease)from 2022 2022 increase (decrease)from 2021 in € m.(unless stated otherwise) 2023 2022 2021 in € m. in % in € m. in % Net revenues Corporate Treasury Services 4,366 3,821 3,072 545 14 749 24 Institutional Client Services 1,906 1,587 1,299 319 20 287 22 Business Banking 1,445 930 781 515 55 148 19 Total net revenues 7,716 6,337 5,153 1,379 22 1,185 23 Of which: Net interest income 5,113 3,628 2,605 1,485 41 1,022 39 Commissions and fee income 2,328 2,356 2,204 (28) (1) 151 7 Remaining income 275 354 343 (79) (22) 11 3 Provision for credit losses 266 335 (3) (68) (20) 338 N/M Noninterest expenses Compensation and benefits 1,537 1,422 1,447 115 8 (26) (2) General and administrative expenses 2,934 2,786 3,053 148 5 (267) (9) Impairment of goodwill and other intangible assets 0 0 5 0 N/M (5) N/M Restructuring activities (4) (19) 42 15 (77) (61) N/M Total noninterest expenses 4,466 4,188 4,547 278 7 (358) (8) Noncontrolling interests 0 0 0 0 N/M 0 N/M Profit (loss) before tax 2,984 1,814 609 1,169 64 1,205 198 Employees (front office, full-time equivalent)1 7,859 7,444 7,441 415 6 3 0 Employees (business-aligned operations, full-time equivalent)1 7,853 6,508 5,838 1,345 21 670 11 Employees (allocated central infrastructure, full-time equivalent)1 9,808 8,209 7,282 1,599 19 927 13 Total employees (full-time equivalent)1 25,520 22,161 20,560 3,359 15 1,600 8 Total assets (in € bn)1,2 264 258 246 6 2 12 5 Risk-weighted assets (in € bn)1 69 74 65 (5) (7) 9 14 of which: operational risk RWA (in € bn)1 6 5 6 0 5 (0) (5) Leverage exposure (in € bn)1 307 321 300 (14) (4) 21 7 Deposits (in € bn)1 289 289 270 1 0 18 7 Loans (gross of allowance for loan losses, in € bn)1 117 122 122 (5) (4) (1) (1) Cost/income ratio3 57.9% 66.1% 88.2% N/M (8.2)ppt N/M (22.1)ppt Post-tax return on average shareholders' equity4 15.2% 10.0% 3.2% N/M 5.2ppt N/M 6.8ppt Post-tax return on average tangible shareholders’ equity4 16.6% 10.9% 3.5% N/M 5.7ppt N/M 7.4ppt N/M – Not meaningful Prior year’s comparatives aligned to presentation in the current year 1 As of year-end 2 Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances 3 Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income 4 For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2023, 2022 and 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
Segment Results of Operations, Investment Bank [text block table]
Investment Bank
				2023 increase (decrease) from 2022		2022 increase (decrease) from 2021
in € m. (unless stated otherwise)	2023	2022	2021	in € m.	in %	in € m.	in %
Net revenues
Fixed Income, Currency (FIC) Sales & Trading	7,974	8,935	7,063	(961)	(11)	1,871	26
Debt Origination	843	412	1,573	431	105	(1,161)	(74)
Equity Origination	102	101	544	1	1	(443)	(81)
Advisory	301	485	491	(184)	(38)	(6)	(1)
Origination & Advisory	1,246	998	2,608	249	25	(1,610)	(62)
Other	(60)	84	(40)	(144)	N/M	124	N/M
Total net revenues	9,160	10,016	9,631	(856)	(9)	385	4
Provision for credit losses	431	319	104	112	35	215	N/M
Noninterest expenses
Compensation and benefits	2,524	2,376	2,197	149	6	179	8
General and administrative expenses	4,136	4,075	3,843	61	1	232	6
Impairment of goodwill and other intangible assets	233	0	0	233	N/M	0	N/M
Restructuring activities	(3)	15	47	(18)	N/M	(32)	(68)
Total noninterest expenses	6,890	6,466	6,087	424	7	379	6
Noncontrolling interests	3	15	(17)	(12)	(79)	32	N/M
Profit (loss) before tax	1,836	3,217	3,458	(1,381)	(43)	(241)	(7)

Employees (front office, full-time equivalent)[1]	4,940	4,334	4,212	606	14	122	3
Employees (business-aligned operations, full-time equivalent)[1]	3,050	3,298	2,928	(248)	(8)	370	13
Employees (allocated central infrastructure, full-time equivalent)[1]	11,989	10,788	9,787	1,201	11	1,001	10
Total employees (full-time equivalent)[1]	19,979	18,420	16,927	1,559	8	1,493	9
Total assets (in € bn)[1,2]	658	677	616	(18)	(3)	61	10
Risk-weighted assets (in € bn)[1]	140	139	141	0	0	(1)	(1)
of which: operational risk RWA (in € bn)[1]	22	23	25	(2)	(7)	(2)	(7)
Leverage exposure (in € bn)[1]	546	530	530	17	3	(1)	(0)
Deposits (in € bn)[1]	18	16	13	1	9	4	28
Loans (gross of allowance for loan losses, in € bn)[1]	101	103	93	(2)	(2)	10	11
Cost/income ratio[3]	75.2%	64.6%	63.2%	N/M	10.7ppt	N/M	1.4ppt
Post-tax return on average shareholders’ equity[4]	3.8%	8.0%	9.0%	N/M	(4.2)ppt	N/M	(1.0)ppt
Post-tax return on average tangible shareholders’ equity[4]	4.0%	8.4%	9.4%	N/M	(4.3)ppt	N/M	(1.1)ppt

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end
[2] Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[4] For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2023, 2022 and 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report

Segment Results of Operations, Private Bank [text block table]
Private Bank
				2023 increase (decrease) from 2022		2022 increase (decrease) from 2021
in € m. (unless stated otherwise)	2023	2022	2021	in € m.	in %	in € m.	in %
Net revenues:
Private Bank Germany	6,070	5,325	5,006	745	14	319	6
International Private Bank	3,505	3,828	3,226	(322)	(8)	601	19
Premium Banking	986	942	934	44	5	8	1
Wealth Management & Bank for Entrepreneurs	2,520	2,886	2,292	(366)	(13)	593	26
Total net revenues	9,575	9,153	8,233	422	5	920	11
of which:
Net interest income	6,160	5,223	4,601	937	18	622	14
Commissions and fee income	2,852	3,155	3,206	(303)	(10)	(51)	(2)
Remaining income	563	775	426	(212)	(27)	349	82
Provision for credit losses	783	583	446	201	34	137	31
Noninterest expenses:
Compensation and benefits	2,806	2,785	2,808	21	1	(22)	(1)
General and administrative expenses	4,742	4,176	4,939	566	14	(764)	(15)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	228	(113)	173	341	N/M	(285)	N/M
Total noninterest expenses	7,777	6,848	7,920	929	14	(1,072)	(14)
Noncontrolling interests	0	0	0	(0)	(12)	0	N/M
Profit (loss) before tax	1,015	1,722	(133)	(707)	(41)	1,855	N/M

Employees (front office, full-time equivalent)[1]	20,599	21,092	21,973	(492)	(2)	(881)	(4)
Employees (business-aligned operations, full-time equivalent)[1]	5,637	5,816	6,060	(179)	(3)	(243)	(4)
Employees (allocated central infrastructure, full-time equivalent)[1]	12,215	10,808	9,426	1,407	13	1,382	15
Total employees (full-time equivalent)[1]	38,451	37,716	37,458	735	2	258	1
Total assets (in € bn)[1,2]	331	333	310	(2)	(1)	22	7
Risk-weighted assets (in € bn)[1]	86	88	85	(1)	(2)	2	3
of which: operational risk RWA (in € bn)[1]	8	8	8	0	0	0	1
Leverage exposure (in € bn)[1]	339	344	321	(6)	(2)	24	7
Deposits (in € bn)[1]	308	317	313	(10)	(3)	4	1
Loans (gross of allowance for loan losses, in € bn)[1]	261	265	254	(4)	(1)	10	4
Assets under Management (in € bn)[1,3]	559	518	554	40	8	(36)	(6)
Net flows (in € bn)	29	30	30	(1)	(4)	(0)	(1)
Cost/income ratio[4]	81.2%	74.8%	96.2%	N/M	6.4ppt	N/M	(21.4)ppt
Post-tax return on average shareholders' equity[5]	4.1%	8.3%	(1.5)%	N/M	(4.2)ppt	N/M	9.8ppt
Post-tax return on average tangible shareholders’ equity[5]	4.5%	9.0%	(1.7)%	N/M	(4.6)ppt	N/M	10.7ppt

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end
[2] Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3] The Group defines assets under management as (a) assets held on behalf of customers for investment purposes and/or (b) client assets that are managed by the bank; assets under management are managed on a discretionary or advisory basis, or these assets are deposited with the bank; deposits are considered assets under management if they serve investment purposes; in the Private Bank Germany and Premium Banking, this includes term deposits and savings deposits; in Wealth Management & Bank for Entrepreneurs, it is assumed that all customer deposits are held with the bank primarily for investment purposes; in instances in which Private Bank distributes investment products qualifying as assets under management which are managed by DWS these are reported as assets under management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[4] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[5] For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2023, 2022 and 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report

Segment Results of Operations, Asset Management [text block table]
Asset Management
				2023 increase (decrease) from 2022		2022 increase (decrease) from 2021
in € m. (unless stated otherwise)	2023	2022	2021	in € m.	in %	in € m.	in %
Net revenues
Management fees	2,314	2,458	2,370	(143)	(6)	88	4
Performance and transaction fees	128	125	212	2	2	(86)	(41)
Other	(59)	24	126	(84)	N/M	(102)	(81)
Total net revenues	2,383	2,608	2,708	(225)	(9)	(100)	(4)
Provision for credit losses	(1)	(2)	5	1	(50)	(6)	N/M
Noninterest expenses
Compensation and benefits	891	899	822	(8)	(1)	77	9
General and administrative expenses	934	883	846	50	6	37	4
Impairment of goodwill and other intangible assets	0	68	0	(68)	N/M	68	N/M
Restructuring activities	0	0	2	(0)	(15)	(2)	(95)
Total noninterest expenses	1,825	1,850	1,670	(26)	(1)	180	11
Noncontrolling interests	163	174	223	(12)	(7)	(49)	(22)
Profit (loss) before tax	396	584	809	(188)	(32)	(225)	(28)

Employees (front office, full-time equivalent)[1]	2,023	2,024	1,913	(2)	(0)	111	6
Employees (business-aligned operations, full-time equivalent)[1]	2,363	2,258	2,159	105	5	100	5
Employees (allocated central infrastructure, full-time equivalent)[1]	576	495	442	81	16	53	12
Total employees (full-time equivalent)[1]	4,962	4,778	4,514	185	4	264	6
Total assets (in € bn)[1,2]	10	10	10	0	2	(0)	(2)
Risk-weighted assets (in € bn)[1]	15	13	14	2	18	(2)	(11)
of which: operational risk RWA (in € bn)[1]	3	3	3	0	2	0	2
Leverage exposure (in € bn)[1]	10	9	11	0	3	(1)	(11)
Assets under Management (in € bn)[1,3]	896	821	928	75	9	(106)	(11)
Net flows (in € bn)	28	(20)	48	48	N/M	(68)	N/M
Cost/income ratio[4]	76.6%	71.0%	61.7%	N/M	5.6ppt	N/M	9.3ppt
Post-tax return on average shareholders' equity[5]	4.9%	7.4%	11.0%	N/M	(2.5)ppt	N/M	(3.6)ppt
Post-tax return on average tangible shareholders’ equity[5]	11.3%	17.1%	25.8%	N/M	(5.9)ppt	N/M	(8.7)ppt

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end
[2] Segment assets are presented on a consolidated basis, i.e. the amounts do not include intersegment balances
[3] The Group defines assets under management as (a) assets held on behalf of customers for investment purposes and/or (b) client assets that are managed by the bank; assets under management are managed on a discretionary or advisory basis, or these assets are deposited with the bank; deposits are considered assets under management if they serve investment purposes; in the Private Bank Germany and Premium Banking, this includes term deposits and savings deposits; in Wealth Management & Bank for Entrepreneurs, it is assumed that all customer deposits are held with the bank primarily for investment purposes; in instances in which Private Bank distributes investment products qualifying as assets under management which are managed by DWS these are reported as assets under management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[4] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[5] For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2023, 2022 and 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report

Segment Results of Operations, Corporate & Other [text block table]
Corporate & Other
				2023 increase (decrease) from 2022		2022 increase (decrease) from 2021
in € m. (unless stated otherwise)	2023	2022	2021	in € m.	in %	in € m.	in %
Net revenues	2,321	(1,051)	(186)	3,372	N/M	(866)	N/M
Provision for credit losses	26	(9)	(36)	35	N/M	27	(76)
Noninterest expenses
Compensation and benefits	3,372	3,231	3,145	141	4	86	3
General and administrative expenses	(2,634)	(2,192)	(1,862)	(441)	20	(331)	18
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	(1)	(2)	(2)	1	(40)	0	(22)
Total noninterest expenses	738	1,037	1,281	(299)	(29)	(244)	(19)
Noncontrolling interests	(166)	(190)	(206)	24	(12)	16	(8)
Profit (loss) before tax	1,724	(1,890)	(1,225)	3,614	N/M	(665)	54

Employees (C&O, net, full-time equivalent)[1]	1,218	1,856	3,510	(638)	(34)	(1,654)	(47)
Employees (central infrastructure allocated to businesses, full-time equivalent)[1]	34,588	30,300	26,937	4,288	14	3,363	12
Total Employees (full-time equivalent)[1]	35,806	32,156	30,447	3,650	11	1,709	6
Risk-weighted assets (in € bn)[1]	40	46	46	(6)	(13)	(0)	(0)
Leverage exposure (in € bn)[1]	39	36	62	3	7	(25)	(41)

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end

Entity-Wide Disclosures by Geographic Area [text block table]
in € m.	2023	2022	2021
Germany:
Corporate Bank	4,223	3,166	2,595
Investment Bank	573	587	450
Private Bank	6,570	5,876	5,479
Asset Management	1,211	1,266	1,385
Total Germany	12,577	10,895	9,909
UK:
Corporate Bank	192	143	144
Investment Bank	3,503	4,343	3,642
Private Bank	54	3	(2)
Asset Management	350	356	336
Total UK	4,099	4,844	4,120
Rest of Europe, Middle East and Africa:
Corporate Bank	1,303	1,162	900
Investment Bank	460	383	255
Private Bank	1,987	2,191	1,783
Asset Management	274	275	286
Total Rest of Europe, Middle East and Africa	4,024	4,011	3,223
Americas (primarily United States):
Corporate Bank	1,010	974	750
Investment Bank	3,042	3,033	3,904
Private Bank	462	466	364
Asset Management	432	580	537
Total Americas	4,945	5,053	5,555
Asia/Pacific:
Corporate Bank	988	892	764
Investment Bank	1,583	1,671	1,381
Private Bank	503	617	608
Asset Management	115	131	163
Total Asia/Pacific	3,188	3,311	2,917
Corporate & Other	2,321	(1,051)	(186)
Consolidated net revenues[1]	31,155	27,063	25,538

Prior year’s comparatives aligned to presentation in the current year
[1] Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations